Stock Option Plans - Schedule of Fair Value Assumptions (Details) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free rate		2.38%	1.89%
Expected volatility		214.00%	221.00%
Expected term	3 years	3 years	5 years
Maximum [Member]
Risk-free rate		3.04%	2.26%
Expected volatility		226.00%	232.00%
Expected term	7 years	7 years	7 years